OTHER CURRENT ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 27, 2020	Jun. 26, 2021
Net loss on changes in fair value of investments	$ 4,566,178
Old Pal [Member]
Fair Value of investment	1,970,000	$ 1,970,000
ToroVerde Inc. [Member]
Fair Value of investment	0	0
The Hacienda Company LLC [Member]
Fair Value of investment	$ 750,000	0
Settlement of outstanding balances		$ 750,000